Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Investments in associated companies						$ 0.0
Percentage of financing guaranteed			10.00%
CMV
Disclosure of transactions between related parties [line items]
Capital contributed			$ 6.5	$ 4.0
Contributed capital recognized as losses and included in other financial loss			1.5	4.0
Investments in associated companies	$ 5.0		5.0		$ 0.6
CMV | Onboard and Other
Disclosure of transactions between related parties [line items]
Services revenue		$ 4.0		$ 8.0
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed	45.0		45.0
Viking Yi Dun
Disclosure of transactions between related parties [line items]
Operating expenses related to variable lease payments	4.6		7.3
Depreciation expense related to lease	0.5		2.2
Interest for lease liabilities	$ 0.1		$ 0.2